Debt	12 Months Ended
Dec. 31, 2013
Debt

Note 8

Debt

Changes to debt during 2013 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2013	$4,369	$47,618	$51,987
Proceeds from long-term borrowings	–	49,166	49,166
Repayments of long-term borrowings and capital leases obligations	(3,943)	(4,220)	(8,163)
Decrease in short-term obligations, excluding current maturities	(142)	–	(142)
Reclassifications of long-term debt	3,328	(3,328)	–
Other	321	422	743

Balance at December 31, 2013	$3,933	$89,658	$93,591

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2013	2012
Long-term debt maturing within one year	$3,486	$3,869
Commercial paper and other	447	500

Total debt maturing within one year	$3,933	$4,369

The weighted-average interest rate for our commercial paper outstanding was 0.2% and 0.4% at December 31, 2013 and 2012, respectively.

Credit Facilities

On August 13, 2013, we amended our $6.2 billion credit facility with a group of major financial institutions to extend the maturity date to August 12, 2017. As of December 31, 2013, the unused borrowing capacity under this credit facility was approximately $6.1 billion.

During October 2013, we entered into a $2.0 billion 364-day revolving credit agreement with a group of major financial institutions. Although effective as of October 2013, we could not draw on this revolving credit agreement prior to the completion of the Wireless Transaction. We may use borrowings under the 364-day credit agreement for general corporate purposes. The 364-day revolving credit agreement contains certain negative covenants, including a negative pledge covenant, a merger or similar transaction covenant and an accounting changes covenant, affirmative covenants and events of default that are customary for companies maintaining an investment grade credit rating. In addition, this agreement requires us to maintain a leverage ratio (as defined in the agreement) not in excess of 3.50:1.00, until our credit ratings reach a certain level.

Long-Term Debt

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2013	2012
Verizon Communications—notes payable and other	0.50 – 3.85	2014 – 2042	$20,416	$11,198
	4.50 – 5.50	2015 – 2041	20,226	7,062
	5.55 – 6.90	2016 – 2043	31,965	11,031
	7.35 – 8.95	2018 – 2039	5,023	5,017
	Floating	2014 – 2018	5,500	1,000

Verizon Wireless—notes payable and other	8.50 – 8.88	2015 – 2018	3,931	8,635
Verizon Wireless—Alltel assumed notes	6.80 – 7.88	2016 – 2032	1,300	1,500
Telephone subsidiaries—debentures	5.13 – 6.86	2027 – 2033	1,075	2,045
	7.38 – 7.88	2022 – 2032	1,099	1,349
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rate of 8.1% and 6.3% in 2013 and 2012, respectively)			293	298
Unamortized discount, net of premium			(264)	(228)

Total long-term debt, including current maturities			93,144	51,487
Less long-term debt maturing within one year			3,486	3,869

Total long-term debt			$89,658	$47,618

2013

During March 2013, we issued $0.5 billion aggregate principal amount of floating rate Notes due 2015 in a private placement resulting in cash proceeds of approximately $0.5 billion, net of discounts and issuance costs. The proceeds were used for the repayment of commercial paper.

During April 2013, $1.25 billion of 5.25% Verizon Communications Notes matured and were repaid. In addition, during June 2013, $0.5 billion of 4.375% Verizon Communications Notes matured and were repaid.

During September 2013, in connection with the Wireless Transaction, we issued $49.0 billion aggregate principal amount of fixed and floating rate notes resulting in cash proceeds of approximately $48.7 billion, net of discounts and issuance costs. The issuances consisted of the following: $2.25 billion aggregate principal amount of floating rate Notes due 2016 that bear interest at a rate equal to three-month LIBOR plus 1.53% which rate will be reset quarterly, $1.75 billion aggregate principal amount of floating rate Notes due 2018 that bear interest at a rate equal to three-month LIBOR plus 1.75% which rate will be reset quarterly, $4.25 billion aggregate principal amount of 2.50% Notes due 2016, $4.75 billion aggregate principal amount of 3.65% Notes due 2018, $4.0 billion aggregate principal amount of 4.50% Notes due 2020, $11.0 billion aggregate principal amount of 5.15% Notes due 2023, $6.0 billion aggregate principal amount of 6.40% Notes due 2033 and $15.0 billion aggregate principal amount of 6.55% Notes due 2043 (collectively, the new notes). The proceeds of the new notes were used to finance, in part, the Wireless Transaction and to pay related fees and expenses. As a result of the issuance of the new notes, we incurred interest expense related to the Wireless Transaction of $0.7 billion during 2013.

In addition, during 2013 we utilized $0.2 billion under fixed rate vendor financing facilities.

During February 2014, we issued €1.75 billion aggregate principal amount of 2.375% Notes due 2022, €1.25 billion aggregate principal amount of 3.25% Notes due 2026 and £0.85 billion aggregate principal amount of 4.75% Notes due 2034. The issuance of these Notes resulted in cash proceeds of approximately $5.4 billion, net of discounts and issuance costs. The net proceeds were used, in part, to finance the Wireless Transaction. Any net proceeds not used to finance the Wireless Transaction will be used for general corporate purposes. Also, during February 2014, we issued $0.5 billion aggregate principal amount of 5.9% Retail Notes due 2054 resulting in cash proceeds of approximately $0.5 billion, net of discounts and issuance costs. The proceeds will be used for general corporate purposes.

Verizon Notes

During February 2014, in connection with the Wireless Transaction, we issued $5.0 billion aggregate principal amount of floating rate notes. The Verizon Notes were issued in two separate series, with $2.5 billion due February 21, 2022 and $2.5 billion due February 21, 2025. The Verizon Notes bear interest at a floating rate, which will be reset quarterly, with interest payable quarterly in arrears, beginning May 21, 2014 (see Note 2). The eight-year Verizon notes bear interest at a floating rate equal to three-month LIBOR, plus 1.222%, and the eleven-year Verizon notes bear interest at a floating rate equal to three-month LIBOR, plus 1.372%.

Term Loan Agreement

During October 2013, we entered into a term loan agreement with a group of major financial institutions pursuant to which we drew $6.6 billion to finance, in part, the Wireless Transaction and to pay transaction costs. Half of any loans under the term loan agreement have a maturity of three years and the other half have a maturity of five years (the 5-Year Loans). The 5-Year Loans provide for the partial amortization of principal during the last two years that they are outstanding. Loans under the term loan agreement bear interest at floating rates. The term loan agreement contains certain negative covenants, including a negative pledge covenant, a merger or similar transaction covenant and an accounting changes covenant, affirmative covenants and events of default that are customary for companies maintaining an investment grade credit rating. In addition, the term loan agreement requires us to maintain a leverage ratio (as defined in the term loan agreement) not in excess of 3.50:1.00, until our credit ratings reach a certain level.

Bridge Credit Agreement

During September 2013, we entered into a $61.0 billion bridge credit agreement with a group of major financial institutions. The credit agreement provided us with the ability to borrow up to $61.0 billion to finance, in part, the Wireless Transaction and to pay related transaction costs. Following the September 2013 issuance of notes, borrowing availability under the bridge credit agreement was reduced to $12.0 billion. Following the effectiveness of the term loan agreement in October 2013, the bridge credit agreement was terminated in accordance with its terms and as such, the related fees of $0.2 billion were recognized in Other income and (expense), net during the fourth quarter of 2013.

2012

On November 2, 2012, we announced the commencement of a tender offer (the Tender Offer) to purchase for cash any and all of the outstanding $1.25 billion aggregate principal amount of 8.95% Verizon Communications Notes due 2039. In the Tender Offer that was completed November 9, 2012, $0.9 billion aggregate principal amount of the notes was purchased at a price of 186.5% of the principal amount of the notes (see “Early Debt Redemption and Other Costs”) and $0.35 billion principal amount of the notes remained outstanding. Any accrued and unpaid interest on the principal purchased was paid to the date of purchase.

During November 2012, we issued $4.5 billion aggregate principal amount of fixed rate notes resulting in cash proceeds of approximately $4.47 billion, net of discounts and issuance costs. The issuances consisted of the following: $1.0 billion of 0.70% Notes due 2015, $0.5 billion of 1.10% Notes due 2017, $1.75 billion of 2.45% Notes due 2022 and $1.25 billion of 3.85% Notes due 2042. During December 2012, the net proceeds were used to redeem: $0.7 billion of the $2.0 billion of 8.75% Notes due November 2018 at a redemption price of 140.2% of the principal amount of the notes (see “Early Debt Redemption and Other Costs”), $0.75 billion of 4.35% Notes due February 2013 at a redemption price of 100.7% of the principal amount of the notes and certain telephone subsidiary debt (see “Telephone and Other Subsidiary Debt”), as well as for the Tender Offer and other general corporate purposes. Any accrued and unpaid interest was paid to the date of redemption.

In addition, during 2012 we utilized $0.2 billion under fixed rate vendor financing facilities.

Verizon Wireless – Notes Payable and Other

Verizon Wireless Capital LLC, a wholly-owned subsidiary of Verizon Wireless, is a limited liability company formed under the laws of Delaware on December 7, 2001 as a special purpose finance subsidiary to facilitate the offering of debt securities of Verizon Wireless by acting as co-issuer. Other than the financing activities as a co-issuer of Verizon Wireless indebtedness, Verizon Wireless Capital LLC has no material assets, operations or revenues. Verizon Wireless is jointly and severally liable with Verizon Wireless Capital LLC for co-issued notes.

2013

During November 2013, $1.25 billion of 7.375% Verizon Wireless Notes and $0.2 billion of 6.50% Verizon Wireless Notes matured and were repaid. Also during November 2013, Verizon Wireless redeemed $3.5 billion of 5.55% Notes, due February 1, 2014 at a redemption price of 101% of the principal amount of the notes. Any accrued and unpaid interest was paid to the date of redemption.

2012

During February 2012, $0.8 billion of 5.25% Verizon Wireless Notes matured and were repaid. During July 2012, $0.8 billion of 7.0% Verizon Wireless Notes matured and were repaid.

Telephone and Other Subsidiary Debt

2013

During May 2013, $0.1 billion of 7.0% Verizon New York Inc. Debentures matured and were repaid. During June 2013, $0.1 billion of 7.0% Verizon New York Inc. Debentures matured and were repaid. In addition, during June 2013, we redeemed $0.25 billion of 7.15% Verizon Maryland LLC Debentures, due May 2023 at a redemption price of 100% of the principal amount of the debentures. During October 2013, $0.3 billion of 4.75% Verizon New England Inc. Debentures matured and were repaid. During November 2013, we redeemed $0.3 billion of 6.70% Verizon New York Inc. Debentures, due November 2023 at a redemption price of 100% of the principal amount of the debentures. During December 2013, we redeemed $0.2 billion of 7.0% Verizon New York Inc. Debentures, due December 2033 at a redemption price of 100% of the principal amount of the debentures and $20 million of 7.0% Verizon Delaware LLC Debentures, due December 2023 at a redemption price of 100% of the principal amount of the debentures. Any accrued and unpaid interest was paid to the date of redemption.

2012

During January 2012, $1.0 billion of 5.875% Verizon New Jersey Inc. Debentures matured and were repaid. During December 2012, we redeemed the $1.0 billion of 4.625% Verizon Virginia LLC Debentures, Series A, due March 2013 at a redemption price of 101.1% of the principal amount of the debentures. Any accrued and unpaid interest was paid to the date of redemption.

In addition, during 2012, various Telephone and Other Subsidiary Debentures totaling approximately $0.2 billion were repaid and any accrued and unpaid interest was paid to the date of payment.

Early Debt Redemption and Other Costs

During November 2012, we recorded debt redemption costs of $0.8 billion in connection with the purchase of $0.9 billion of the $1.25 billion of 8.95% Verizon Communications Notes due 2039 in a cash tender offer.

During December 2012, we recorded debt redemption costs of $0.3 billion in connection with the early redemption of $0.7 billion of the $2.0 billion of 8.75% Verizon Communications Notes due 2018, $1.0 billion of 4.625% Verizon Virginia LLC Debentures, Series A, due March 2013 and $0.75 billion of 4.35% Verizon Communications Notes due February 2013, as well as $0.3 billion of other costs.

Guarantees

We guarantee the debentures and first mortgage bonds of our operating telephone company subsidiaries. As of December 31, 2013, $3.1 billion principal amount of these obligations remain outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

We also guarantee the debt obligations of GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2013, $1.7 billion principal amount of these obligations remain outstanding.

Debt Covenants

We and our consolidated subsidiaries are in compliance with all debt covenants.

Maturities of Long-Term Debt

Maturities of long-term debt outstanding at December 31, 2013 are as follows:

Years	(dollars in millions)
2014	$3,486
2015	2,740
2016	10,818
2017	1,331
2018	14,970
Thereafter	59,799